Portfolio of Investments — as of July 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.6%
	37 Capital CLO 1, Series 2021-1A, Class E
$1,000,000	12.763%, TSFR3M + 7.462%, 10/15/34 (A)(B)	$1,005,210
	522 Funding CLO, Series 2021-6A, Class A1R
2,265,000	6.695%, TSFR3M + 1.412%, 10/23/34 (A)(B)	2,265,992
	AASET, Series 2018-2A, Class A
519,636	4.454%, 11/18/38 (B)	489,457
	AASET, Series 2018-2A, Class C
1,526,275	6.892%, 11/18/38 (B)	488,548
	AASET, Series 2024-1A, Class A2
1,646,244	6.261%, 05/16/49 (B)	1,681,528
	AASET Trust, Series 2020-1A
17,029,000	0.000%, 01/16/40	1,064,313
	AASET Trust, Series 2020-1A, Class B
5,614,794	4.335%, 01/16/40 (B)	4,590,197
	AASET Trust, Series 2020-1A, Class C
7,551,454	6.413%, 01/16/40 (B)	2,341,020
	Accelerated Assets, Series 2018-1, Class B
234,944	4.510%, 12/02/33 (B)	233,222
	Affirm Asset Securitization Trust, Series 2023-X1, Class D
1,000,000	9.550%, 11/15/28 (B)	1,031,657
	Affirm Asset Securitization Trust, Series 2023-A, Class D
1,570,000	9.090%, 01/18/28 (B)	1,586,844
	AGL CLO, Series 2020-3A, Class D
2,100,000	8.863%, TSFR3M + 3.562%, 01/15/33 (A)(B)	2,096,690
	AGL CLO, Series 2021-1A, Class DR
1,000,000	8.594%, TSFR3M + 3.312%, 10/20/34 (A)(B)	998,289
	AGL CLO, Series 2021-7A, Class ER
2,345,000	11.913%, TSFR3M + 6.612%, 07/15/34 (A)(B)	2,350,795
	AIM Aviation Finance, Series 2015-1A, Class B1
8,883,378	5.072%, 02/15/40 (B)(C)	3,109,271
	AIMCO CLO Series, Series 2021-AA, Class DR
665,000	8.694%, TSFR3M + 3.412%, 04/20/34 (A)(B)	666,620
	Allegro CLO VI, Series 2018-2A, Class D
250,000	8.297%, TSFR3M + 3.012%, 01/17/31 (A)(B)	250,311
	APL Finance DAC, Series 2023-1A, Class A
1,190,943	7.000%, 07/21/31 (B)	1,197,504
	Auxilior Term Funding, Series 2023-1A, Class E
2,750,000	10.970%, 12/15/32 (B)	2,808,392
	Aventura Mall Trust, Series 2018-AVM, Class A
3,760,000	4.112%, 07/05/40 (A)(B)	3,602,269

| 1

Portfolio of Investments — as of July 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.6% (continued)
	Avis Budget Rental Car Funding AESOP, Series 2021-1A, Class D
$5,000,000	3.710%, 08/20/27 (B)	$4,558,210
	Avis Budget Rental Car Funding AESOP, Series 2024-1A, Class A
2,870,000	5.360%, 06/20/30 (B)	2,913,394
	BHG Securitization Trust, Series 2022-C, Class E
1,890,000	9.730%, 10/17/35 (B)	1,913,418
	BHG Securitization Trust, Series 2023-B, Class E
2,500,000	12.400%, 12/17/36 (B)	2,645,938
	BHG Securitization Trust, Series 2024-1CON, Class E
2,500,000	10.450%, 04/17/35 (B)	2,469,981
	Biz2Credit Asset Securitization, Series 2024-1A, Class B
1,520,000	9.437%, 05/15/31 (B)	1,532,885
	BMO Mortgage Trust, Series 2024-C9, Class A5
3,560,000	5.759%, 07/15/57	3,742,571
	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3
2,740,000	5.840%, 06/15/28	2,757,875
	CAL Funding IV, Series 2020-1A, Class B
694,392	3.500%, 09/25/45 (B)	640,108
	CarVal CLO IV, Series 2021-1A, Class A1A
1,850,000	6.724%, TSFR3M + 1.442%, 07/20/34 (A)(B)	1,850,068
	Carvana Auto Receivables Trust, Series 2022-P1, Class A3
1,898,334	3.350%, 02/10/27	1,876,510
	Carvana Auto Receivables Trust, Series 2022-P2, Class B
2,382,000	5.080%, 04/10/28	2,363,455
	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B
592,540	5.300%, 06/15/43 (B)	458,625
	CIFC Funding, Series 2018-1A, Class D
365,000	8.191%, TSFR3M + 2.912%, 04/18/31 (A)(B)	365,225
	CIG Auto Receivables Trust, Series 2021-1A, Class D
3,559,118	2.110%, 04/12/27 (B)	3,502,935
	CIG Auto Receivables Trust, Series 2021-1A, Class E
2,550,000	4.450%, 05/12/28 (B)	2,497,912
	CLI Funding VI, Series 2020-3A, Class B
610,750	3.300%, 10/18/45 (B)	566,494
	Clover CLO, Series 2021-2A, Class E
2,500,000	12.044%, TSFR3M + 6.762%, 07/20/34 (A)(B)	2,492,668
	Clsec Holdings 22T, Series 2021-1, Class C
3,771,227	6.171%, 05/11/37 (B)	3,296,203
	College Ave Student Loans, Series 2023-A, Class E
1,000,000	8.490%, 05/25/55 (B)	1,004,747

2 |

Portfolio of Investments — as of July 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.6% (continued)
	CoreVest American Finance Trust, Series 2019-1, Class E
$575,000	5.503%, 03/15/52 (A)(B)	$551,922
	CoreVest American Finance Trust, Series 2020-2, Class D
1,211,000	4.598%, 05/15/52 (A)(B)	1,117,972
	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C
495,000	7.710%, 07/15/33 (B)	513,004
	Elmwood CLO VIII, Series 2024-1A, Class ER
3,250,000	11.532%, TSFR3M + 6.250%, 04/20/37 (A)(B)	3,261,336
	Elmwood CLO XI, Series 2021-4A, Class E
1,250,000	11.544%, TSFR3M + 6.262%, 10/20/34 (A)(B)	1,264,271
	EverBright Solar Trust, Series 2024-A, Class A
1,044,244	6.430%, 06/22/54 (B)	1,050,822
	EWC Master Issuer, Series 2022-1A, Class A2
548,800	5.500%, 03/15/52 (B)	528,646
	Falcon Aerospace, Series 2017-1, Class A
238,987	4.581%, 02/15/42 (B)	234,209
	Falcon Aerospace, Series 2019-1, Class C
1,916,264	6.656%, 09/15/39 (B)	1,149,950
	Falcon Aerospace, Series 2019-1, Class E
5,000,000	0.000%, 09/15/39 (B)	550,000
	First Investors Auto Owner Trust, Series 2021-1A, Class E
660,000	3.350%, 04/15/27 (B)	647,806
	First Investors Auto Owner Trust, Series 2022-2A, Class D
750,000	8.710%, 10/16/28 (B)	787,085
	FirstKey Homes Trust, Series 2020-SFR1, Class F1
3,619,000	3.638%, 08/17/37 (B)	3,509,046
	FirstKey Homes Trust, Series 2020-SFR2, Class F1
2,450,000	3.017%, 10/19/37 (B)	2,353,397
	FirstKey Homes Trust, Series 2020-SFR1, Class F2
2,305,000	4.284%, 08/17/37 (B)	2,240,842
	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class C
5,270,000	15.400%, 11/15/29 (B)	5,323,417
	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D
2,745,000	7.090%, 10/15/29 (B)	2,778,957
	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class E
1,000,000	10.980%, 07/15/30 (B)	1,062,446
	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class E
1,250,000	10.250%, 05/15/31 (B)	1,312,602

| 3

Portfolio of Investments — as of July 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.6% (continued)
	Frontier Issuer, Series 2023-1, Class C
$3,000,000	11.500%, 08/20/53 (B)	$3,050,971
	Frontier Issuer, Series 2024-1, Class C
3,500,000	11.160%, 06/20/54 (B)	3,535,818
	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class E
1,000,000	9.370%, 01/15/30 (B)	1,050,082
	Harbour Aircraft Investments, Series 2017-1, Class A
6,203,664	4.000%, 11/15/37	5,649,205
	Harbour Aircraft Investments, Series 2017-1, Class C
7,960,906	8.000%, 11/15/37	4,775,421
	Hardee's Funding, Series 2024-1A, Class A2
618,450	7.253%, 03/20/54 (B)	635,196
	Hilton Grand Vacations Trust, Series 2018-AA, Class C
70,244	4.000%, 02/25/32 (B)	68,991
	Hilton Grand Vacations Trust, Series 2022-2A, Class C
401,625	5.570%, 01/25/37 (B)	398,766
	Hilton Grand Vacations Trust, Series 2024-1B, Class D
415,460	8.850%, 09/15/39 (B)	428,439
	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class C
465,002	8.494%, SOFR30A + 3.150%, 05/20/32 (A)(B)	465,979
	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class D
441,752	10.594%, SOFR30A + 5.250%, 05/20/32 (A)(B)	444,049
	JPMorgan Chase Bank, Series 2021-1, Class F
1,000,000	4.280%, 09/25/28 (B)	997,218
	JPMorgan Chase Bank, Series 2021-2, Class F
1,200,000	4.393%, 12/26/28 (B)	1,192,265
	KDAC Aviation Finance, Series 2017-1A, Class C
9,790,687	7.385%, 12/15/42 (B)	2,546,451
	Kestrel Aircraft Funding, Series 2018-1A, Class A
1,281,981	4.250%, 12/15/38 (B)	1,205,216
	KKR CLO, Series 2018-23, Class F
840,000	13.394%, TSFR3M + 8.112%, 10/20/31 (A)(B)	802,738
	KKR CLO, Series 2019-24, Class E
860,000	11.924%, TSFR3M + 6.642%, 04/20/32 (A)(B)	858,017
	Labrador Aviation Finance, Series 2016-1A, Class A1
2,927,906	4.300%, 01/15/42 (B)	2,708,439
	Labrador Aviation Finance, Series 2016-1A, Class B1
2,504,442	5.682%, 01/15/42 (B)	1,984,744
	Magnetite XXIX, Series 2021-29A, Class E
850,000	11.313%, TSFR3M + 6.012%, 01/15/34 (A)(B)	859,375

4 |

Portfolio of Investments — as of July 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.6% (continued)
	MAPS, Series 2018-1A, Class B
$243,418	5.193%, 05/15/43 (B)	$228,817
	Mariner Finance Issuance Trust, Series 2023-AA, Class E
1,940,000	11.120%, 10/22/35 (B)	1,985,385
	Mariner Finance Issuance Trust, Series 2024-AA, Class D
250,000	6.770%, 09/22/36 (B)	249,953
	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B
1,160,000	9.590%, 09/20/27 (B)	1,174,954
	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A
1,430,000	6.560%, 07/20/29 (B)	1,446,166
	Mission Lane Credit Card Master Trust, Series 2023-B, Class A
1,155,000	7.690%, 11/15/28 (B)	1,170,450
	Mission Lane Credit Card Master Trust, Series 2023-A, Class A
590,000	7.230%, 07/17/28 (B)	595,013
	MVW, Series 2022-1A, Class A
1,342,066	4.150%, 11/21/39 (B)	1,314,631
	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class B2
1,195,000	3.877%, 01/25/64 (A)(B)	948,636
	OCP CLO, Series 2018-15A, Class D
645,000	11.394%, TSFR3M + 6.112%, 07/20/31 (A)(B)	640,675
	OCP CLO, Series 2024-17A, Class ER2
3,500,000	11.546%, TSFR3M + 6.250%, 07/20/37 (A)(B)	3,486,221
	Octane Receivables Trust, Series 2024-1A, Class E
1,872,000	7.820%, 08/20/31 (B)	1,830,720
	Octane Receivables Trust, Series 2024-2A, Class E
1,250,000	9.040%, 07/20/32 (B)	1,267,685
	OHA Credit Funding, Series 2021-2A, Class AR
2,300,000	6.694%, TSFR3M + 1.412%, 04/21/34 (A)(B)	2,304,296
	OHA Credit Funding, Series 2021-8A, Class D
1,880,000	8.391%, TSFR3M + 3.112%, 01/18/34 (A)(B)	1,878,611
	OHA Credit Funding, Series 2021-4A, Class ER
2,355,000	11.944%, TSFR3M + 6.662%, 10/22/36 (A)(B)	2,350,485
	OHA Credit Funding, Series 2021-2A, Class ER
445,000	11.904%, TSFR3M + 6.622%, 04/21/34 (A)(B)	445,875
	OHA Credit Funding, Series 2021-3A, Class ER
2,415,000	11.794%, TSFR3M + 6.512%, 07/02/35 (A)(B)	2,409,257
	OneMain Financial Issuance Trust, Series 2018-2A, Class A
20,250	3.570%, 03/14/33 (B)	20,218
	Palmer Square CLO, Series 2021-1A, Class CR
1,000,000	8.634%, TSFR3M + 3.312%, 11/14/34 (A)(B)	1,002,000

| 5

Portfolio of Investments — as of July 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.6% (continued)
	Palmer Square CLO, Series 2021-4A, Class E
$1,875,000	11.613%, TSFR3M + 6.312%, 10/15/34 (A)(B)	$1,892,321
	Palmer Square CLO, Series 2024-2A, Class E
4,000,000	10.994%, TSFR3M + 5.700%, 07/20/37 (A)(B)	4,020,000
	Palmer Square Loan Funding, Series 2021-1A, Class D
750,000	11.544%, TSFR3M + 6.262%, 04/20/29 (A)(B)	748,385
	Pikes Peak CLO, Series 2021-4A, Class ER
1,990,000	12.173%, TSFR3M + 6.872%, 07/15/34 (A)(B)	1,977,622
	Planet Fitness Master Issuer, Series 2022-1A, Class A2I
2,619,700	3.251%, 12/05/51 (B)	2,490,962
	Prestige Auto Receivables Trust, Series 2020-1A, Class E
2,740,000	3.670%, 02/15/28 (B)	2,712,999
	Prestige Auto Receivables Trust, Series 2023-1A, Class E
2,500,000	9.880%, 05/15/30 (B)	2,599,520
	Progress Residential Trust, Series 2020-SFR3, Class F
645,000	2.796%, 10/17/27 (B)	640,881
	Raptor Aircraft Finance I, Series 2019-1, Class A
2,186,047	4.213%, 08/23/44 (B)	1,843,187
	Redwood Funding Trust, Series 2023-1, Class A
841,573	7.500%, 07/25/59 (B)(C)	830,613
	Redwood Funding Trust, Series 2024-1, Class A
755,000	7.745%, 12/25/54 (B)(C)	756,756
	RFS Asset Securitization II, Series 2024-1, Class E
2,500,000	14.782%, 07/15/31 (B)	2,495,623
	Rockford Tower CLO, Series 2017-3A, Class D
250,000	8.194%, TSFR3M + 2.912%, 10/20/30 (A)(B)	249,620
	Santander Bank, Series 2021-1A, Class E
700,000	6.171%, 12/15/31 (B)	696,317
	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class E
160,359	11.366%, 12/15/32 (B)	164,198
	Santander Drive Auto Receivables Trust, Series 2024-3, Class D
2,090,000	5.970%, 10/15/31	2,125,718
	SCF Equipment Leasing, Series 2021-1A, Class E
755,000	3.560%, 08/20/32 (B)	729,313
	SCF Equipment Leasing, Series 2022-2A, Class E
3,750,000	6.500%, 06/20/35 (B)	3,659,084
	SCF Equipment Leasing, Series 2023-1A, Class E
1,500,000	7.000%, 07/21/36 (B)	1,476,221
	SEB Funding, Series 2024-1A, Class A2
1,075,000	7.386%, 04/30/54 (B)	1,100,098

6 |

Portfolio of Investments — as of July 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.6% (continued)
	Sierra Timeshare Receivables Funding, Series 2020-2A, Class D
$149,710	6.590%, 07/20/37 (B)	$147,689
	Sierra Timeshare Receivables Funding, Series 2021-1A, Class D
268,315	3.170%, 11/20/37 (B)	255,834
	Sierra Timeshare Receivables Funding, Series 2023-1A, Class D
624,438	9.800%, 01/20/40 (B)	647,645
	Sierra Timeshare Receivables Funding, Series 2024-1A, Class D
860,363	8.020%, 01/20/43 (B)	875,531
	Stellar Jay Ireland DAC, Series 2021-1, Class A
275,569	3.967%, 10/15/41 (B)	254,964
	Stream Innovations Issuer Trust, Series 2024-1A, Class C
2,000,000	11.400%, 07/15/44 (B)	2,033,034
	Sunnova Helios V Issuer, Series 2021-A, Class B
702,068	3.150%, 02/20/48 (B)	377,629
	Sunnova Helios X Issuer, Series 2022-C, Class C
2,731,283	6.000%, 11/22/49 (B)	2,187,894
	Textainer Marine Containers VII, Series 2021-1A, Class B
506,582	2.520%, 02/20/46 (B)	451,800
	Thunderbolt Aircraft Lease, Series 2017-A, Class C
1,705,052	4.500%, 05/17/32 (B)	685,115
	Thunderbolt III Aircraft Lease, Series 2019-1, Class B
454,404	4.750%, 11/15/39 (B)	295,340
	TIC Home Improvement Trust, Series 2024-A, Class C
1,145,000	11.730%, 10/15/46 (B)	1,177,670
	Tricon American Homes Trust, Series 2020-SFR1, Class F
160,000	4.882%, 07/17/38 (B)	155,466
	VStrong Auto Receivables Trust, Series 2023-A, Class C
2,845,000	8.040%, 02/15/30 (B)	3,026,263
	WAVE, Series 2019-1, Class C
2,807,605	6.413%, 09/15/44 (B)	1,010,288
	WAVE Trust, Series 2017-1A, Class A
1,247,129	3.844%, 11/15/42 (B)	1,122,545
	Welk Resorts, Series 2019-AA, Class D
135,498	4.030%, 06/15/38 (B)	130,254
	Willis Engine Structured Trust V, Series 2020-A, Class A
955,637	3.228%, 03/15/45 (B)	867,554

| 7

Portfolio of Investments — as of July 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.6% (continued)
	Willis Engine Structured Trust VI, Series 2021-A, Class A
$1,301,130	3.104%, 05/15/46 (B)	$1,171,278
	Total Asset-Backed Securities
	(Cost $210,735,835)	218,035,740

Commercial Mortgage-Backed Obligations — 20.4%
	BANK, Series 2021-BN34, Class A5
1,000,000	2.438%, 06/15/63	827,223
	BBCMS Mortgage Trust, Series 2020-BID, Class A
2,885,000	7.584%, TSFR1M + 2.254%, 10/15/37 (A)(B)	2,870,575
	BB-UBS Trust, Series 2012-TFT, Class C
2,000,000	3.559%, 06/05/30 (A)(B)	995,600
	Benchmark Mortgage Trust, Series 2021-B31, Class A5
1,000,000	2.669%, 12/15/54	857,174
	BPR Trust, Series 2021-NRD, Class F
2,545,000	12.199%, TSFR1M + 6.870%, 12/15/38 (A)(B)	2,421,052
	BPR Trust, Series 2022-STAR, Class A
1,530,000	8.561%, TSFR1M + 3.232%, 08/15/39 (A)(B)	1,527,308
	BPR Trust, Series 2022-SSP, Class A
2,920,000	8.329%, TSFR1M + 3.000%, 05/15/39 (A)(B)	2,925,475
	BPR Trust, Series 2022-SSP, Class D
2,170,000	11.960%, TSFR1M + 6.631%, 05/15/39 (A)(B)	2,160,506
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
928,360	8.943%, TSFR1M + 3.614%, 11/15/31 (A)(B)	444,510
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,260,557	9.943%, TSFR1M + 4.614%, 11/15/31 (A)(B)	922,481
	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D
4,790,000	4.803%, 05/10/47 (A)(B)	3,770,688
	COMM Mortgage Trust, Series 2012-LC4, Class C
17,000	5.303%, 12/10/44 (A)	15,009
	COMM Mortgage Trust, Series 2012-LC4, Class D
1,605,000	5.303%, 12/10/44 (A)(B)	1,009,507
	COMM Mortgage Trust, Series 2012-CCRE3, Class D
1,005,000	4.292%, 10/15/45 (A)(B)	663,300
	COMM Mortgage Trust, Series 2014-CR21, Class AM
330,000	3.987%, 12/10/47	319,555
	COMM Mortgage Trust, Series 2014-UBS4, Class AM
762,000	3.968%, 08/10/47	720,928

8 |

Portfolio of Investments — as of July 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 20.4% (continued)
	CSMC OA, Series 2014-USA, Class C
$985,000	4.336%, 09/15/37 (B)	$796,147
	CSMC OA, Series 2014-USA, Class D
660,000	4.373%, 09/15/37 (B)	500,367
	CSMC OA, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (B)	3,143,369
	DC Commercial Mortgage Trust, Series 2023-DC, Class C
1,510,000	7.141%, 09/12/40 (A)(B)	1,558,416
	DC Commercial Mortgage Trust, Series 2023-DC, Class D
1,370,000	7.141%, 09/12/40 (A)(B)	1,377,657
	Extended Stay America Trust, Series 2021-ESH, Class F
2,692,058	9.144%, TSFR1M + 3.814%, 07/15/38 (A)(B)	2,692,057
	GS Mortgage Securities Trust, Series 2011-GC5, Class C
100,000	5.150%, 08/10/44 (A)(B)	76,983
	GS Mortgage Securities Trust, Series 2011-GC5, Class D
4,972,728	5.150%, 08/10/44 (A)(B)	2,361,557
	GS Mortgage Securities Trust, Series 2012-BWTR, Class A
3,880,441	2.954%, 11/05/34 (B)	3,158,713
	GS Mortgage Securities Trust, Series 2013-PEMB, Class A
615,000	3.550%, 03/05/33 (A)(B)	522,687
	GS Mortgage Securities Trust, Series 2013-GC13, Class C
610,000	3.867%, 07/10/46 (A)(B)	514,657
	GS Mortgage Securities Trust, Series 2014-GC20, Class C
2,625,000	4.962%, 04/10/47 (A)	2,358,555
	GS Mortgage Securities Trust, Series 2014-GC22, Class D
3,000,000	4.593%, 06/10/47 (A)(B)	826,134
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B
3,440,000	4.936%, 09/10/38 (A)(B)	3,397,276
	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (B)	3,180,632
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class AS
230,000	3.914%, 11/15/47 (A)	217,091
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C
2,490,000	5.360%, 02/15/46 (A)(B)	2,171,204
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C
945,000	3.958%, 04/15/46 (A)	639,056
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B
3,330,000	4.077%, 08/15/46 (A)	2,034,630

| 9

Portfolio of Investments — as of July 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 20.4% (continued)
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A5
$305,000	3.102%, 11/15/49	$287,793
	Morgan Stanley Capital I Trust, Series 2011-C2, Class E
2,930,000	5.211%, 06/15/44 (A)(B)	2,313,709
	Morgan Stanley Capital I Trust, Series 2012-C4, Class D
453,729	5.164%, 03/15/45 (A)(B)	420,743
	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.705%, 02/05/35 (A)(B)	2,056,701
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C
830,000	4.282%, 10/15/30 (A)(B)	544,848
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D
400,000	4.282%, 10/15/30 (A)(B)	163,991
	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.584%, 03/11/31 (A)(B)	1,360,636
	Starwood Retail Property Trust, Series 2014-STAR, Class A
342,670	8.500%, PRIME + 0.000%, 11/15/27 (A)(B)	205,602
	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	8.500%, PRIME + 0.000%, 11/15/27 (A)(B)(D)	159,250
	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,040,405	8.500%, PRIME + 0.000%, 11/15/27 (A)(B)(D)	30,404
	UBS Commercial Mortgage Trust, Series 2018-C14, Class C
1,885,000	5.195%, 12/15/51 (A)	1,615,775
	VOLT XCIV, Series 2021-NPL3, Class A2
1,677,640	4.949%, 02/27/51 (B)(C)	1,609,997
	VOLT XCVI, Series 2021-NPL5, Class A2
655,600	4.826%, 03/27/51 (B)(C)	626,340
	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C
1,485,000	4.458%, 08/15/50	1,020,922
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C
2,902,000	5.056%, 06/15/49 (A)	2,659,017
	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C
500,000	4.116%, 11/15/59 (A)	416,415
	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
854,828	5.855%, 03/15/44 (A)(B)	335,822
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D
722,000	4.978%, 06/15/44 (A)(B)	627,057
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E
1,680,000	4.978%, 06/15/44 (A)(B)	1,351,560

10 |

Portfolio of Investments — as of July 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 20.4% (continued)
	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C
$2,130,000	4.311%, 12/15/45 (A)	$1,672,488
	Total Commercial Mortgage-Backed Obligations
	(Cost $89,183,705)	73,457,149

Residential Mortgage-Backed Obligations — 11.0%
	Alternative Loan Trust, Series 2004-J3, Class 1A1
173,068	5.500%, 04/25/34	169,944
	Alternative Loan Trust, Series 2004-J10, Class 2CB1
184,517	6.000%, 09/25/34	183,052
	Alternative Loan Trust, Series 2004-28CB, Class 5A1
103,369	5.750%, 01/25/35	100,367
	Alternative Loan Trust, Series 2004-14T2, Class A11
166,008	5.500%, 08/25/34	162,768
	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
267,297	5.500%, 10/25/33	262,805
	Banc of America Funding Trust, Series 2005-7, Class 3A1
244,359	5.750%, 11/25/35	243,152
	Banc of America Funding Trust, Series 2007-4, Class 5A1
57,389	5.500%, 11/25/34	49,024
	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
193,823	6.005%, 08/25/34 (A)	181,111
	CIM TRUST, Series 2022-R2, Class A1
829,520	3.750%, 12/25/61 (A)(B)	781,499
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
453,001	5.911%, 08/25/35 (A)	370,487
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
134,385	6.076%, 09/25/34 (A)(B)	119,455
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
234,840	7.860%, T1Y + 2.400%, 11/25/35 (A)(B)	221,727
	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M3
1,005,000	4.000%, 01/25/66 (A)(B)	871,936
	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
730,000	8.447%, SOFR30A + 3.100%, 10/25/41 (A)(B)	752,078
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
739,085	6.160%, 12/25/33 (C)	706,591

| 11

Portfolio of Investments — as of July 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 11.0% (continued)
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
$74,556	5.814%, TSFR1M + 0.464%, 06/25/34 (A)	$65,631
	FHLMC POOL, Series 2023-2326
6,920,000	4.450%, 12/01/32	6,852,172
	FHLMC REMIC, Series 2023-5365, Class LY
3,110,000	6.500%, 12/25/53	3,250,864
	FHLMC STACR REMIC Trust, Series 2020-DNA4, Class B1
1,145,621	11.462%, SOFR30A + 6.114%, 08/25/50 (A)(B)	1,313,168
	FHLMC STACR REMIC Trust, Series 2020-DNA6, Class B1
2,000,000	8.347%, SOFR30A + 3.000%, 12/25/50 (A)(B)	2,153,027
	FHLMC STACR REMIC Trust, Series 2021-DNA3, Class B1
2,000,000	8.847%, SOFR30A + 3.500%, 10/25/33 (A)(B)	2,250,176
	FHLMC STACR REMIC Trust, Series 2022-DNA7, Class M1B
1,845,000	10.347%, SOFR30A + 5.000%, 03/25/52 (A)(B)	2,033,817
	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
607,593	5.555%, 10/25/34 (A)	570,516
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
890,462	3.949%, 08/25/35 (A)	642,411
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
794,096	6.000%, 09/25/34	798,956
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
63,069	6.000%, 10/25/37	58,425
	Lehman XS Trust, Series 2006-2N, Class 1A1
440,762	5.984%, TSFR1M + 0.634%, 02/25/46 (A)	380,732
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
674,680	4.350%, 03/25/35 (A)	609,301
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
341,381	6.649%, 04/25/36 (A)	323,894
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
200,879	5.250%, 11/25/33	197,208
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
1,740,434	5.500%, 03/25/34	1,576,357
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
136,831	5.500%, 06/25/34	135,130
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
235,700	6.000%, 06/25/34	236,746
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
507,150	6.000%, 09/25/34	499,343

12 |

Portfolio of Investments — as of July 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 11.0% (continued)
	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3
$730,000	2.500%, 11/25/60 (A)(B)	$598,706
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
105,402	5.500%, 11/25/35	96,868
	PRPM, Series 2020-4, Class A2
1,377,402	8.193%, 10/25/25 (B)(C)	1,378,656
	PRPM, Series 2021-4, Class A2
565,664	6.474%, 04/25/26 (B)(C)	562,212
	PRPM, Series 2024-2, Class A1
1,174,820	7.026%, 03/25/29 (B)(C)	1,186,426
	RFMSI Series Trust, Series 2005-SA1, Class 1A1
1,530,873	5.108%, 03/25/35 (A)	893,058
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
2,719,962	5.774%, TSFR1M + 0.424%, 07/25/35 (A)	1,619,664
	Towd Point Mortgage Trust, Series 2018-4, Class A2
1,100,000	3.000%, 06/25/58 (A)(B)	935,610
	Towd Point Mortgage Trust, Series 2018-5, Class M1
505,000	3.250%, 07/25/58 (A)(B)	424,224
	Towd Point Mortgage Trust, Series 2019-2, Class M1
890,000	3.750%, 12/25/58 (A)(B)	778,384
	Towd Point Mortgage Trust, Series 2020-4, Class M1
2,300,000	2.875%, 10/25/60 (B)	1,839,615
	Total Residential Mortgage-Backed Obligations
	(Cost $40,560,552)	39,437,293

U.S. Treasury Obligations — 5.6%
	U.S. Treasury Bills
1,800,000	5.322%, 08/13/24 (E)	1,796,831
5,000,000	5.317%, 09/03/24 (E)	4,975,841
4,500,000	5.310%, 10/01/24 (E)	4,460,312
9,000,000	5.252%, 10/17/24 (E)	8,900,872
	Total U.S. Treasury Obligations
	(Cost $20,133,248)	20,133,856

| 13

Portfolio of Investments — as of July 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Corporate Obligation — 0.8%
	PG&E Wildfire Recovery Funding
$3,000,000	4.263%, 06/01/36	$2,867,587
	Total Corporate Obligation
	(Cost $2,999,850)	2,867,587

Other Investment — 0.0%
	ECAF I BLOCKER Ltd.
900	03/15/40 (D)(F)	—
	Total Other Investment
	(Cost $9,000,000)	—

	Total Investments — 98.4%
	(Cost $372,613,190)	353,931,625
	Other Assets and Liabilities, net — 1.6%	5,689,884
	Net Assets — 100.0%	$359,621,509

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at July 31, 2024, was $269,676,906, representing 75.0% of Net Assets of the Portfolio. All securities are considered liquid unless otherwise noted.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Interest rate represents the security's effective yield at the time of purchase.
(F)	No interest rate available.

CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
Ltd. — Limited
REMIC — Real Estate Mortgage Investment Conduit
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk

14 |

Portfolio of Investments — as of July 31, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

T1Y — Secured Overnight Financing 12 Month
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Months

Amounts designated as “—“ are $0.

| 15